Label	Element	Value
Tortoise Energy Infrastructure Total Return Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Tortoise Energy Infrastructure Total Return Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Managed Portfolio Series

Tortoise MLP & Pipeline Fund (the “Fund”)

Supplement dated November 17, 2022, to the Summary Prospectus, Prospectus
and Statement of Additional Information (“SAI”),
each dated March 31, 2022, as amended

The purpose of this supplement is to provide notice that effective January 16, 2023 (the “Effective Date”), the Fund’s name will change from “Tortoise MLP & Pipeline Fund” to “Tortoise Energy Infrastructure Total Return Fund.” Accordingly, as of the Effective Date, all references to the Fund’s name in the Summary Prospectus, Prospectus and SAI are deleted and replaced with “Tortoise Energy Infrastructure Total Return Fund” or “Energy Infrastructure Total Return Fund,” as applicable.
In addition, on the Effective Date:
•the first three paragraphs of the section entitled “Principal Investment Strategies” beginning on page 2 of the Summary Prospectus and page 3 of the Prospectus are deleted and replaced with the following:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
“Under normal circumstances, the Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of energy infrastructure companies. Energy infrastructure companies are companies that process, store, transport and market natural gas, natural gas liquids, refined products and crude oil (i.e., midstream infrastructure) as well as generate, transport and distribute electricity (i.e., power & renewable infrastructure).  The Fund intends to focus its investments primarily in equity securities of midstream infrastructure and also may invest in midstream master limited partnerships (“MLPs”) and power and renewable infrastructure. MLPs, also known as publicly traded partnerships, predominately operate, or directly or indirectly own, energy-related assets. For purposes of this strategy, energy infrastructure companies include investment companies that invest primarily in energy infrastructure companies. The Fund is non-diversified.
The Fund seeks to achieve its investment objective by investing primarily in equity securities of any capitalization that are publicly traded on an exchange or in the over-the-counter market, consisting of common stock, but also including, among others, MLP and limited liability company (“LLC”) common units; the equity securities issued by MLP affiliates, such as common shares of corporations that own, directly or indirectly, MLP general partner interests; and other investment companies that invest in energy infrastructure companies.”

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	“Under normal circumstances, the Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of energy infrastructure companies.
Supplement Closing [Text Block]	ck0001511699_SupplementClosingTextBlock	This supplement should be retained with your Summary Prospectus, Prospectus and SAI.
Tortoise Energy Infrastructure Total Return Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TORTX
Tortoise Energy Infrastructure Total Return Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TORIX
Tortoise Energy Infrastructure Total Return Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TORCX